SSGA Active Trust

One Congress Street

Boston, MA 02114

September 23, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SSGA Active Trust (“Registrant”)

File Nos.: 333-173276 and 811-22542

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the State Street® My2036 Corporate Bond ETF, State Street® My2032 Municipal Bond ETF and State Street® My2032 High Yield Corporate Bond ETF, each a series of the above-referenced Registrant do not differ from the Prospectuses contained in Post-Effective Amendment No. 258 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on September 16, 2026 with a designated effective date of September 22, 2026 (Accession No. 0001193125-26-393265).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-6507.

Sincerely,

/s/ Edmund Gerard Maiorana, Jr.
Edmund Gerard Maiorana, Jr.
Assistant Secretary

Cc:	W. John McGuire, Esq.